Related Party Transaction and Balance (Details)			6 Months Ended
	Jul. 24, 2025 USD ($)	Jul. 24, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Apr. 12, 2023
Related Party Transaction and Balance [Line Items]
Recognized interest income			$ 474,719	$ 313,868
consideration	$ 64,100	$ 500,000
Loans receivables			2,500,000
Expected credit loss			121,644
Mr. Yang [Member]
Related Party Transaction and Balance [Line Items]
Recognized interest income			$ 121,644
Mr. Huaixi Yang [Member]
Related Party Transaction and Balance [Line Items]
Percentage of equity interest	71.50%	71.50%
Ms. Yung Yung Lo [Member]
Related Party Transaction and Balance [Line Items]
Percentage of equity interest	8.30%	8.30%
ZYFSL [Member]
Related Party Transaction and Balance [Line Items]
Percentage of equity interest					100.00%